Loans and Allowance for Loan Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable [Abstract]
Total loans, net		$ 4,244,470	$ 4,062,196
Less: Allowance for loan losses		49,595	44,317	$ 44,766
Net loans		4,194,875	4,017,879
Due from officers		16,300	4,400
New loans		2,300
Repayments of loans		1,800
Additions to outstanding loans		12,100
Reduction in outstanding loans		703
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	3,061,352	3,022,936
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,183,118	1,039,260
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		24,700	28,500
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		10,500	10,700
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		14,200	17,800
PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		29,000
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		212,492	199,499
Less: Allowance for loan losses		4,140	3,999	4,048
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[2]	193,707	181,512
Commercial [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		18,785	17,987
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		167,441	179,938
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1],[2]	148,775	162,186
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		18,666	17,752
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		45,051	19,561
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1],[2]	44,932	19,326
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		119	235
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		29,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		4,022,361	3,851,696
Less: Allowance for loan losses		44,950	39,748	39,772
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,705,696	3,495,435
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,606,781	2,541,440
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,098,915	953,995
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		74,471	88,339
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	59,400	69,791
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		15,071	18,548
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		242,194	267,922
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	193,654	221,487
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		48,540	46,435
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		9,617	11,001
Less: Allowance for loan losses		505	570	$ 946
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	7,810	8,706
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		$ 1,807	$ 2,295

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey and Massachusetts.